INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue [abstract]
Investment income	$ 17	$ 16	$ 26	$ 91
Fee revenue	111	143	217	211
Dividend income	15	20	28	28
Interest income and other	53	45	111	83
Total investment and other revenue	$ 196	$ 224	$ 382	$ 413